INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
(Loss)/ income before income taxes consists of:

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
PRC	(63,513)	43,995	14,121	2,170
Non-PRC	30,653	39,050	(14,797)	(2,274)
	(32,860)	83,045	(676)	(104)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The current and deferred portions of income tax benefit/(expense) included in the consolidated statements of (loss)/income are as follows:

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Current income tax expense	(10,878)	(36,965)	(51,773)	(7,957)
Deferred income tax benefit/(expense)	11,997	4,763	(1,151)	(177)
Income tax benefit/(expense)	1,119	(32,202)	(52,924)	(8,134)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of the income tax expense for the years ended December 31, 2015, 2016 and 2017 is as follows:

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
(Loss)/income before income tax	(32,860)	83,045	(676)	(104)
Income tax benefit/(expense) computed at the PRC statutory tax rate of 25%	8,215	(20,761)	169	26
Effect of different tax rates in different jurisdictions	4,557	5,688	(8,175)	(1,256)
Non-deductible expenses	(2,352)	(9,051)	(26,482)	(4,071)
Outside basis difference on investment in WFOE	—	(3,174)	(4,446)	(683)
PRC royalty withholding tax	(4,177)	(4,607)	(6,950)	(1,068)
Changes in valuation allowance	(5,124)	(297)	(7,040)	(1,082)
Income tax benefit/(expense)	1,119	(32,202)	(52,924)	(8,134)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of the Group’s deferred tax assets and liabilities as of December 31, 2016 and 2017 are as follows:

	For the year ended December 31,
	2016	2017	2017
	RMB	RMB	US$
Deferred tax assets:
Tax loss carry forward	32,601	34,111	5,243
Accrued expenses	4,590	6,638	1,020
Others	1,422	1,971	303
Less: Valuation allowance	(25,491)	(32,002)	(4,919)
	13,122	10,718	1,647
Deferred tax liabilities:
Long-lived assets arising from acquisitions	—	1,094	168
Outside basis difference on investment in WFOE	3,174	7,620	1,171
Revenue recognition	8,931	3,385	521
	12,105	12,099	1,860
Presentation in the consolidated balance sheets:
Deferred tax assets	4,087	2,404	369
Deferred tax liabilities	(3,070)	(3,785)	(582)
Net deferred tax assets/(liabilities)	1,017	(1,381)	(213)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2016	2017	2017
	RMB	RMB	US$
Balance at January 1,	8,843	9,124	1,402
Additions based on tax positions related to current year	281	738	113
Settlement	—	(1,063)	(163)
Balance at December 31,	9,124	8,799	1,352